Document and Entity Information	0 Months Ended
Oct. 07, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 07, 2014
Registrant Name	AIP Series Trust
Central Index Key	0001561722
Amendment Flag	false
Document Creation Date	Oct. 07, 2014
Document Effective Date	Oct. 15, 2014
Prospectus Date	Oct. 15, 2014
AIP Dynamic Alpha Capture Fund | Class A
Risk/Return:
Trading Symbol	DAFAX
AIP Dynamic Alpha Capture Fund | Class C
Risk/Return:
Trading Symbol	DAFCX
AIP Dynamic Alpha Capture Fund | Class I
Risk/Return:
Trading Symbol	DAFIX
AIP Dynamic Alpha Capture Fund | Class IS
Risk/Return:
Trading Symbol	DAFSX